Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—57.1%
	Federal Home Loan Mortgage Corporation—19.6%
$1,016,241	2.000%, 9/1/2050	$ 948,780
891,692	2.000%, 3/1/2051	829,991
2,765,958	2.000%, 5/1/2051	2,574,567
2,937,371	2.000%, 11/1/2051	2,730,447
1,036,994	2.000%, 1/1/2052	965,563
296,431	3.000%, 11/1/2045	294,917
624,189	3.000%, 10/1/2046	619,247
411,549	3.000%, 10/1/2046	409,281
59,856	3.000%, 11/1/2046	59,344
2,376,569	3.000%, 1/1/2052	2,329,346
1,996,799	3.000%, 2/1/2052	1,957,746
723,516	3.500%, 7/1/2042	741,778
596,868	3.500%, 9/1/2043	611,561
173,295	3.500%, 5/1/2046	176,423
740,646	3.500%, 11/1/2047	749,620
970,915	4.000%, 12/1/2041	1,004,260
95,629	4.000%, 1/1/2042	98,889
441,895	4.000%, 3/1/2046	458,133
150,519	4.000%, 11/1/2047	154,921
73,457	4.000%, 12/1/2047	75,582
134,582	4.000%, 4/1/2048	138,287
312,890	4.000%, 7/1/2048	320,501
156,360	4.500%, 8/1/2040	165,041
371,026	4.500%, 12/1/2040	392,145
468,604	4.500%, 4/1/2041	499,128
219,241	5.000%, 1/1/2034	231,755
69,155	5.000%, 5/1/2034	73,171
50,158	5.000%, 4/1/2036	53,477
17,766	5.000%, 5/1/2036	18,925
11,619	5.000%, 6/1/2036	12,387
49,191	5.000%, 6/1/2040	52,719
373,728	5.500%, 5/1/2034	401,493
12,453	5.500%, 12/1/2035	13,475
84,588	5.500%, 2/1/2036	91,796
50,097	5.500%, 5/1/2036	54,276
3,294	5.500%, 5/1/2036	3,587
6,625	5.500%, 5/1/2036	7,184
4,118	5.500%, 6/1/2036	4,484
1,328	5.500%, 6/1/2036	1,446
56,014	5.500%, 11/1/2037	60,995
110,626	5.500%, 1/1/2038	120,461
4,198	6.000%, 1/1/2032	4,518
17,170	6.000%, 2/1/2032	18,603
61,266	6.000%, 4/1/2036	67,442
5,827	6.000%, 5/1/2036	6,411
137,106	6.000%, 6/1/2037	152,492

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 12,869	6.000%, 7/1/2037	$ 14,266
344	6.500%, 6/1/2022	345
241	6.500%, 5/1/2024	249
4,280	6.500%, 3/1/2029	4,616
2,082	6.500%, 6/1/2029	2,250
1,698	6.500%, 7/1/2029	1,834
430	6.500%, 9/1/2029	460
1,265	7.000%, 12/1/2029	1,393
709	7.000%, 6/1/2030	775
141	7.000%, 11/1/2030	157
158,310	7.000%, 4/1/2032	179,168
15,406	7.500%, 12/1/2030	17,221
8,148	7.500%, 1/1/2031	9,087
2,023	8.500%, 5/1/2030	2,251
337	9.000%, 2/1/2025	358
	TOTAL	20,991,025
	Federal National Mortgage Association—25.6%
1,377,082	2.000%, 6/1/2050	1,285,237
827,841	2.000%, 11/1/2050	771,852
2,100,755	2.000%, 8/1/2051	1,955,393
994,124	2.000%, 1/1/2052	924,092
2,896,221	2.500%, 9/1/2036	2,864,602
932,289	2.500%, 3/1/2050	894,010
5,732,818	2.500%, 5/1/2051	5,483,995
1,450,868	2.500%, 10/1/2051	1,387,329
22,180	2.500%, 11/1/2051	21,190
9,454	2.500%, 12/1/2051	9,033
11,216	2.500%, 1/1/2052	10,715
460,056	3.000%, 10/1/2046	456,413
673,248	3.000%, 11/1/2046	667,497
145,826	3.000%, 11/1/2046	144,671
51,411	3.000%, 1/1/2047	50,972
503,932	3.000%, 1/1/2047	499,628
43,889	3.000%, 2/1/2047	43,747
627,398	3.000%, 2/1/2048	620,666
344,650	3.000%, 2/1/2048	340,952
89,951	3.000%, 7/1/2049	88,592
953,728	3.000%, 5/1/2051	936,342
1,014,062	3.000%, 10/1/2051	993,913
1,565,111	3.500%, 9/1/2042	1,604,616
674,913	3.500%, 8/1/2046	684,356
540,589	3.500%, 9/1/2046	547,393
664,966	3.500%, 12/1/2046	672,608
445,737	3.500%, 12/1/2047	450,093
340,124	3.500%, 1/1/2048	345,627
177,910	4.000%, 2/1/2041	183,982
463,763	4.000%, 12/1/2041	479,549
348,803	4.000%, 4/1/2042	363,365
175,643	4.000%, 2/1/2048	180,643
133,200	4.000%, 2/1/2048	136,950
347,088	4.000%, 2/1/2048	357,240

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 158,530	4.500%, 10/1/2041	$ 168,857
167,533	5.000%, 7/1/2034	177,328
19,477	5.000%, 11/1/2035	20,724
81,623	5.500%, 9/1/2034	88,047
37,914	5.500%, 1/1/2036	41,102
47,825	5.500%, 4/1/2036	51,842
1,995	6.000%, 7/1/2029	2,124
1,233	6.000%, 5/1/2031	1,332
6,650	6.000%, 5/1/2036	7,345
101,594	6.000%, 7/1/2036	112,500
3,420	6.000%, 7/1/2036	3,789
33,011	6.000%, 9/1/2037	36,638
33,125	6.000%, 11/1/2037	36,884
15,458	6.000%, 12/1/2037	16,895
1,496	6.500%, 6/1/2029	1,627
1,867	6.500%, 6/1/2029	2,025
120	6.500%, 6/1/2029	130
148	6.500%, 7/1/2029	160
185	6.500%, 7/1/2029	200
2,665	6.500%, 7/1/2029	2,882
22	6.500%, 7/1/2029	24
248	6.500%, 7/1/2029	267
138	6.500%, 8/1/2029	146
3,531	6.500%, 9/1/2030	3,856
14,725	6.500%, 6/1/2031	16,197
11,058	6.500%, 4/1/2032	12,262
448	7.000%, 2/1/2024	465
1,522	7.000%, 10/1/2029	1,666
10,801	7.000%, 10/1/2029	11,966
3,691	7.000%, 11/1/2030	4,132
77,235	7.000%, 4/1/2032	87,346
685	7.500%, 8/1/2028	740
148	7.500%, 9/1/2028	162
3,121	7.500%, 2/1/2030	3,472
1,508	8.000%, 7/1/2030	1,683
	TOTAL	27,374,078
	Government National Mortgage Association—11.9%
3,866,031	2.500%, 2/20/2051	3,745,892
4,945,615	2.500%, 6/20/2051	4,791,927
749,235	3.000%, 11/20/2047	748,138
1,224,632	3.500%, 1/20/2048	1,245,955
591,389	3.500%, 2/20/2048	602,980
248,285	4.500%, 6/20/2039	260,498
193,522	4.500%, 10/15/2039	206,051
278,840	4.500%, 8/20/2040	292,835
156,234	5.000%, 7/15/2034	167,999
18,288	6.000%, 4/15/2032	19,747
20,520	6.000%, 5/15/2032	22,299
71,782	6.000%, 4/15/2036	79,223
77,968	6.000%, 5/15/2036	85,946
78,349	6.000%, 5/15/2036	86,471

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 23,103	6.000%, 7/20/2036	$ 25,436
22,634	6.000%, 5/20/2037	24,997
125,008	6.000%, 7/20/2038	138,415
1,083	6.500%, 12/15/2023	1,112
2,446	6.500%, 5/15/2024	2,522
1,644	6.500%, 6/15/2029	1,770
3,519	6.500%, 6/15/2031	3,778
3,025	6.500%, 7/20/2031	3,284
2,894	6.500%, 8/20/2031	3,138
21,546	6.500%, 10/15/2031	23,599
25,495	6.500%, 12/15/2031	27,823
2,854	6.500%, 4/15/2032	3,121
19,349	6.500%, 5/15/2032	21,203
150,952	6.500%, 5/15/2032	165,912
320	7.500%, 10/15/2029	352
2,918	7.500%, 3/20/2030	3,193
855	8.000%, 4/15/2030	950
	TOTAL	12,806,566
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,730,015)	61,171,669
	U.S. TREASURIES—20.2%
	U.S. Treasury Bonds—5.6%
1,000,000	1.875%, 11/15/2051	878,054
1,000,000	2.250%, 5/15/2041	945,454
500,000	2.250%, 2/15/2052	479,375
700,000	2.375%, 11/15/2049	685,936
1,200,000	2.875%, 8/15/2045	1,254,062
1,025,000	2.875%, 5/15/2049	1,104,460
650,000	3.125%, 8/15/2044	703,968
	TOTAL	6,051,309
	U.S. Treasury Notes—14.6%
1,500,000	0.125%, 12/15/2023	1,447,015
1,000,000	0.250%, 9/30/2025	923,794
1,000,000	0.375%, 9/30/2027	892,993
1,500,000	0.625%, 12/31/2027	1,351,694
500,000	1.250%, 8/15/2031	454,551
525,000	1.375%, 9/30/2023	519,227
2,000,000	1.500%, 2/15/2025	1,944,395
750,000	1.875%, 2/28/2027	730,111
750,000	1.875%, 2/28/2029	724,072
2,000,000	2.000%, 2/15/2023	2,006,688
1,800,000	2.500%, 3/31/2023	1,813,787
250,000	2.500%, 2/28/2026	249,665
2,500,000	2.750%, 7/31/2023	2,523,241
	TOTAL	15,581,233
	TOTAL U.S. TREASURIES (IDENTIFIED COST $22,324,206)	21,632,542
	GOVERNMENT AGENCIES—7.4%
	Federal Farm Credit System—1.1%
1,000,000	5.750%, 12/7/2028	1,193,427

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Tennessee Valley Authority Bonds—6.3%
$1,750,000		0.750%, 5/15/2025	$ 1,656,058
720,000		1.500%, 9/15/2031	646,932
1,700,000		2.875%, 2/1/2027	1,721,723
2,000,000		4.650%, 6/15/2035	2,343,623
250,000		4.875%, 1/15/2048	320,847
		TOTAL	6,689,183
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,462,361)	7,882,610
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
		Government National Mortgage Association—0.4%
386,674		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	383,203
		Non-Agency Mortgage-Backed Securities—6.8%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	25,526
94,167		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	94,312
1,100,000		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/26/2052	1,014,449
1,212,112	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 0.699% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,189,481
1,381,206		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,314,682
1,478,316		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,366,114
1,294,400		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,195,753
1,194,935		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,102,748
		TOTAL	7,303,065
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,935,734)	7,686,268
		ASSET-BACKED SECURITIES—4.0%
		Auto Receivables—0.3%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	306,177
		Single Family Rental Security—0.5%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	583,578
		Student Loans—3.2%
255,241		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	248,804
530,771		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	513,119
317,752		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	307,971
810,028		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	754,475
1,010,549		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	966,032
654,812	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.497% (1-month USLIBOR +1.100%), 7/15/2053	658,041
		TOTAL	3,448,442
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,487,435)	4,338,197
		REPURCHASE AGREEMENT—1.9%
2,008,000	[2]	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532. (IDENTIFIED COST $2,008,000)	2,008,000
		TOTAL INVESTMENT IN SECURITIES—97.8% (IDENTIFIED COST $105,947,751)	104,719,286
		OTHER ASSETS AND LIABILITIES - NET—2.2%[3]	2,311,304
		TOTAL NET ASSETS—100%	$107,030,590

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate